Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets R$ in Thousands	Jun. 30, 2021 BRL (R$)
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	R$ 211,081
From one to two years [member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	113,845
Later than two years and not later than three years [member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	34,955
Later than three years and not later than four years [member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	35,137
Later than four years and not later than five years [member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	3,638
Later than five years and not later than ten years [member]
Income and social contribution taxes (Details) - Schedule of expected realization of deferred tax assets [Line Items]
Total	R$ 23,506